Dunham Appreciation & Income Fund
Dunham Appreciation & Income Fund
Investment Objective:
The Fund seeks to maximize total return under varying market conditions through both current income and capital appreciation.
Fees and Expenses of the Fund:

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund. More information about these and other discounts is available from your financial professional and in How to Purchase Shares on page 88 of the Fund's Prospectus and in How to Buy and Sell Shares on page 93 of the Fund's Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Dunham Appreciation & Income Fund	Class A	Class C	Class N
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	5.75%	none	none
Maximum Deferred Sales Charge (Load) (as a % of the original purchase price for purchases of $1 million or more)	0.75%	none	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions	none	none	none
Redemption Fee	none	none	none
Exchange Fee	none	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Dunham Appreciation & Income Fund		Class A	Class C	Class N
Management Fees	[1]	1.10%	1.10%	1.10%
Distribution and/or Service (12b-1) Fees		0.25%	1.00%	none
Other Expenses		0.53%	0.53%	0.53%
Total Annual Fund Operating Expenses		1.88%	2.63%	1.63%
[1]	Management Fees have been restated to reflect a new Sub-Advisory agreement that was effective October 1, 2014. The Management Fees assume the Sub-Adviser's base fee. Actual Sub-Advisory fees may be higher or lower depending on Fund performance. The new Sub-Advisory fee is a fulcrum fee with a base or fulcrum of 0.45% and can range from 0.20% to 0.70%, depending on the effect of performance fees.

Example:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:

Expense Example - Dunham Appreciation & Income Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	755	1,132	1,533	2,649
Class C	266	817	1,395	2,964
Class N	166	514	887	1,933

Portfolio Turnover:

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 129% of the average value of its portfolio.

Principal Investment Strategies:

The Fund's Sub-Adviser seeks to achieve the Fund's investment objective by investing, under normal market conditions, in a diversified portfolio of (1) convertible, (2) equity (common and preferred stock) and (3) fixed-income securities of corporate issuers, including securities of foreign issuers and those rated below investment grade (rated BB+ or lower by S&P or comparably rated by another nationally recognized statistical rating organization (NRSRO)), also known as "high-yield" or "junk" bonds, and in unrated debt securities determined by the Sub-Adviser to be of comparable quality. Junk bonds, which may be purchased in any amount, are speculative investments that carry greater risks and are more susceptible to real or perceived adverse economic and competitive industry conditions than higher quality fixed-income securities. Convertible and fixed income securities are purchased without restriction as to maturity. In addition, the Fund may invest without restriction as to issuer capitalization or country. The Fund attempts to utilize these different types of securities to strike the appropriate balance between risk and reward in terms of growth and income when compared to a peer group of securities that the Sub-Adviser believes have similar risk of loss. In general, the Sub-Adviser buys a blend of equity and convertible securities offering the potential for long-term growth and current income and sells them when the issuer's economic fundamentals deteriorate or relative valuations between securities change. The Sub-Adviser purchases individual convertible and equity securities based on the potential to generate above-average income and/or capital growth appreciation. The Sub-Adviser buys fixed-income securities that it believes have a higher expected total return when compared to competing convertible or equity securities. Within the universe of fixed-income securities, the Sub-Adviser selects specific securities based upon their expected total return and expected probability of default when compared to a peer group of securities with similar credit risk. The Sub-Adviser sells them when the issuer's economic fundamentals deteriorate or relative valuations between securities change. The Fund's Sub-Adviser may engage in active and frequent trading of the Fund's portfolio securities to achieve the Fund's investment objective.

Principal Investment Risks:

As with all mutual funds, there is the risk that you could lose money through your investment in the Fund. Although the Fund will strive to meet its investment objective, there is no assurance that it will do so. Many factors affect the Fund's net asset value and performance.

Call or Redemption Risk – If interest rates decline, issuers of debt securities may exercise redemption or call provisions. This may force the Fund to reinvest redemption or call proceeds in securities with lower yields, which may reduce Fund performance.

Changing Fixed Income Market Conditions Risk – During periods of sustained rising rates, fixed income risks will be amplified. If the U.S. Federal Reserve's Federal Open Market Committee ("FOMC") raises the federal funds interest rate target, interest rates across the U.S. financial system may rise. Rising rates tend to decrease liquidity, increase trading costs, and increase volatility, all of which make portfolio management more difficult and costly to the Fund and its shareholders.

Credit Risk – Issuers of debt securities may suffer from a reduced ability to repay their interest and principal obligations. They may even default on interest and/or principal payments due to the Fund. An increase in credit risk or a default will cause the value of Fund debt securities to decline. Issuers with lower credit quality are more susceptible to economic or industry downturns and are more likely to default.

Interest Rate Risk – In general, the price of a debt security falls when interest rates rise. Debt securities have varying levels of sensitivity to changes in interest rates. Securities with longer maturities may be more sensitive to interest rate changes.

Liquidity Risk – Some securities may have few market-makers and low trading volume, which tend to increase transaction costs and may make it impossible for a Fund to dispose of a security position at all or at a price which represents current or fair market value.

Lower-Rated Securities Risk – Securities rated below investment-grade, sometimes called "high-yield" or "junk" bonds, are speculative investments that generally have more credit risk than higher-rated securities. Companies issuing high yield fixed-income securities are not as strong financially as those issuing securities with higher credit ratings and are more likely to encounter financial difficulties. Lower rated issuers are more likely to default and their securities could become worthless.

Management Risk – The Fund is subject to management risk because it is an actively managed investment portfolio. The Sub-Adviser will apply its investment techniques and risk analyses in making investment decisions for the Fund, but there is no guarantee that its decisions will produce the intended result. The successful use of hedging and risk management techniques may be adversely affected by imperfect correlation between movements in the price of the hedging vehicles and the securities being hedged.

Portfolio Turnover Risk – A higher portfolio turnover will result in higher transactional and brokerage costs and may result in higher taxes when Fund shares are held in a taxable account.

Small and Medium Capitalization Risk – The Fund's investments in smaller and medium-sized companies carry more risks than investments in larger companies. Companies with small and medium size market capitalization often have narrower markets, fewer products or services to offer and more limited managerial and financial resources than do larger, more established companies.

Stock Market Risk – Stock markets can be volatile. In other words, the prices of stocks can fall rapidly in response to developments affecting a specific company or industry, or to changing economic, political or market conditions. The Fund's investments may decline in value if the stock markets perform poorly.

Performance:

The following bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the performance of Class N Shares of the Fund from year to year and by showing how the Fund's Class A, Class C and Class N average annual returns compare with those of a broad measure of market performance.The Class A sales charge is reflected in the average annual total return table. Past performance (before and after taxes) does not necessarily indicate how a Fund will perform in the future. Performance prior to March 3, 2008 is the performance of a Predecessor Fund. Updated performance information is available at no cost by visiting www.dunham.com or by calling toll free (888) 3DUNHAM (338-6426).

Class N Shares Annual Total Return for Years Ended December 31

During the periods shown in the bar chart, the highest return for a quarter was 14.63% (quarter ended September 30, 2009) and the lowest return for a quarter was -16.03% (quarter ended December 31, 2008).

Dunham Appreciation & Income Fund AVERAGE ANNUAL TOTAL RETURN For the periods ended December 31, 2014
Average Annual Total Returns - Dunham Appreciation & Income Fund		1 Year	5 Year	10 Year		Life of Fund		Inception Date
Class N		4.81%	8.30%	6.09%	[1]	6.20%	[1]	Dec. 10, 2004
Class N return after taxes on distributions		0.04%	6.80%	4.86%	[1]	4.98%	[1]
Class N return after taxes on distributions and sale of Fund shares		5.88%	6.31%	4.83%	[1]	4.93%	[1]
Class C		3.74%	7.21%	5.03%	[1]	5.15%	[1]	Dec. 10, 2004
Class A		4.56%	8.02%	none	[1]	5.69%	[1]	Jan. 03, 2007
BofA Merrill Lynch All Convertibles All Qualities Index**	[2]	9.44%	11.72%	7.11%	[1]	7.26%	[1],[3]
BofA ML Convertibles ex Mandatory Index (reflects no deduction for fees, expense, or taxes)		9.33%	11.97%	7.34%	[1]	7.47%	[1],[3]
[1]	The Fund's Class C and Class N shares commenced operations on December 10, 2004. The Fund's Class A shares commenced operations on January 3, 2007.
[2]	Effective October 1, 2014, the Fund's benchmark was changed to the BofA Merrill Lynch All Convertibles All Qualities Index, which more closely aligns with the Fund's investment strategy. As a result, the Fund's performance is compared to both indexes in the table above.
[3]	As of December 10, 2004.

After-tax returns are estimated, and are based on the highest historical individual federal marginal income tax rates, and do not reflect the impact of state and local taxes; actual after-tax returns depend on an individual investor's tax situation and are likely to differ from those shown. If you own shares of the Fund in a tax-deferred account, such as an individual retirement account or a 401(k) plan, this information is not applicable to your investment, because such accounts are only subject to taxes upon distribution. After tax returns for Class C and Class A shares, which are not shown, will vary from those of Class N shares.